Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 817,120.73
Previously Paid Amount	0.00
Total Fee Amount	112.85
Total Offset Amount	0.00
Net Fee	$ 112.85